LORD ABBETT MUNICIPAL INCOME FUND, INC.

90 HUDSON STREET

JERSEY CITY, NEW JERSEY 07302-3973

May 3, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Lord Abbett Municipal Income Fund, Inc.

1933 Act File No. 002-88912

1940 Act File No. 811-03942

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective No.42 to the above-referenced Registrant’s Statement on Form N-1A filed pursuant to Rule 485(a) with the Securities and Exchange Commission on April 27, 2007.

Please contact the undersigned at (201) 395-2676 with any questions you may have.

Sincerely,

/s/ Raina Tai-Chew
Raina Tai-Chew
Paralegal
Lord, Abbett & Co. LLC